EMPLOYEE BENEFIT PLANS (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Pension Plan
Estimated future benefit payments under defined benefit pension plan
2012	$ 8,770
2013	9,698
2014	9,448
2015	10,083
2016	11,420
2017-2021	67,686
Unfunded Excess Benefits Plan
Estimated future benefit payments under defined benefit pension plan
2012	2,984
2013	2,888
2014	2,880
2015	2,923
2016	3,152
2017-2021	$ 14,888